MERRILL LYNCH
                                                              SPECIAL VALUE
                                                              FUND, INC.

                                [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              September 30, 1998

MERRILL LYNCH SPECIAL VALUE FUND, INC.

DEAR SHAREHOLDER

During the quarter ended September 30, 1998, Merrill Lynch Special Value Fund, Inc. trailed the unmanaged Russell 2000 Index. For the three months ended September 30, 1998, the Fund's total returns for Class A, Class B, Class C and Class D Shares were -25.84%, -26.00%, -26.04% and -25.87%, respectively, compared to the total return of -20.15% for the unmanaged Russell 2000 Index. (Fund results do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 2 and 3 of this report to shareholders.)

Portfolio Matters

The Russell 2000 Index of small-capitalization stocks declined sharply during the three-month period ended September 30, 1998, marking the worst quarterly performance since 1990. Large-capitalization stocks also declined sharply, but their losses paled in comparison to small-capitalization stocks. The quarterly decline of the Russell 2000 Index was nearly twice the decline of the Standard & Poor's 500 Composite Index over the same period. Half of the stocks in the Russell 2000 Index fell more than 30% from their 52-week highs, and a quarter of the stocks declined by more than 50%.

Few stocks posted positive returns during the period ended September 30, 1998, and the Fund's largest investment positions were no exception. The Fund's investment performance was hindered by the poor performance of certain large holdings, including Structural Dynamics Research Corp. and CHS Electronics, Inc. Shares of Structural Dynamics Research, a provider of design automation tools, declined following the announcement that the company's earnings would fall below the range of analysts' expectations. We increased the Fund's investment in Structural Dynamics Research on stock price weakness. Trading at a market valuation and at less than trailing 12-month revenues, we believed that the shares provided a compelling value, given the company's position as a preeminent supplier to the automotive and aerospace industries. Shares of CHS Electronics, an international distributor of microcomputers, also fell sharply based on investor concerns about slowing demand for personal computers and sales to Latin American markets.

As small-capitalization stocks declined in August, we actively accumulated investments in which the long-term earnings growth prospects appeared favorable. Severe price declines in our universe of small-capitalization stocks provided ample opportunity to increase existing positions and to acquire new investments at attractive absolute valuation levels. At the same time, we reduced the Fund's exposure to cyclical stocks and increased exposure to interest rate-sensitive industries including housing, insurance and financial services. The Fund closed the quarter with $853 million in net assets and cash reserves of 6.1%, which was down from the 12.2% level of cash reserves held on June 30, 1998.

Despite poor returns experienced during the September quarter, we believe that long-term investors will be compensated for the greater volatility associated with an investment in small-capitalization stocks. Small-capitalization stocks are now trading at relative valuation levels not seen in 20 years, and on an absolute basis small-capitalization stocks have not been this low since the recession of 1990. If history provides a guide, valuations are probably closer to the bottom than the top. As of September 30, 1998, the decline in small-capitalization stocks was greater than the one that occurred in 1990 and less than three percentage points away from the decline that occurred in 1987, the two most recent periods of significant weakness.

In Conclusion

We thank you for your continued investment in Merrill Lynch Special Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,

/s/ Arthur Zeikel

Arthur Zeikel
President

/s/ Daniel V. Szemis

Daniel V. Szemis
Senior Vice President and Portfolio Manager

November 9, 1998

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                    Ten Years/
                                                  12 Month          3 Month       Since Inception
                                                Total Return     Total Return      Total Return
====================================================================================================
ML Special Value Fund, Inc. Class A Shares*        -27.38%         -25.84%            +140.17%
----------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class B Shares*        -28.11          -26.00             +116.69
----------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class C Shares*        -28.15          -26.04             + 46.41
----------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class D Shares*        -27.55          -25.87             + 51.05
----------------------------------------------------------------------------------------------------
Russell 2000 Index**                               -19.02          -20.15     +188.05/+188.13/+52.49
====================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/inception periods are: Class A Shares, for the ten years ended 9/30/98; Class B Shares, from 10/21/88 to 9/30/98; and Class C & Class D Shares, from 10/21/94 to 9/30/98.

** An unmanaged broad-based index comprised of small-capitalization common stocks. Total investment returns for unmanaged indexes are based on estimates. Ten years/since inception total returns are: for the ten years ended 9/30/98; from 10/21/88 to 9/30/98; and from 10/21/94 to 9/30/98, respectively.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

PERFORMANCE DATA (concluded)

Results of a $1,000 Investment Since Inception--Class A Shares

(5.25% sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on May 5, 1978 to $5,475.60 on September 30, 1998.

                                [CHART OMITTED]

Average Annual Total Return

                                            % Return Without      % Return With
                                              Sales Charge        Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 9/30/98                              -27.38%             -31.19%
--------------------------------------------------------------------------------
Five Years Ended 9/30/98                        +10.52              + 9.33
--------------------------------------------------------------------------------
Ten Years Ended 9/30/98                         + 9.16              + 8.57
--------------------------------------------------------------------------------
*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

                                                     % Return         % Return
                                                   Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 9/30/98                                   -28.11%         -30.59%
--------------------------------------------------------------------------------
Five Years Ended 9/30/98                             + 9.39          + 9.39
--------------------------------------------------------------------------------
Inception (10/21/88) through 9/30/98                 + 8.09          + 8.09
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                     % Return         % Return
                                                   Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 9/30/98                                  -28.15%         -28.77%
--------------------------------------------------------------------------------
Inception (10/21/94) through 9/30/98                +10.15          +10.15
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                % Return Without  % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 9/30/98                              -27.55%             -31.36%
--------------------------------------------------------------------------------
Inception (10/21/94) through 9/30/98            +11.03              + 9.52
--------------------------------------------------------------------------------
*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

SCHEDULE OF INVESTMENTS

                           Shares                                                              Value      Percent of
Sector*                     Held                  Stocks                           Cost      (Note 1a)    Net Assets
--------------------------------------------------------------------------------------------------------------------
Auto & Transportation
--------------------------------------------------------------------------------------------------------------------
                          258,400    Air Express International Corp.       $    4,619,567   $  4,134,400     0.5%
                          470,500    Circle International Group, Inc.          12,002,584      6,587,000     0.8
                          214,985   +Envirosource, Inc.                         5,478,263      1,746,753     0.2
                          428,500   +Forward Air Corporation (c)                2,774,286      6,213,250     0.7
                          166,000   +Gentex Corporation                         2,111,216      2,490,000     0.3
                          428,500   +Landair Corporation (c)                    1,442,629      1,714,000     0.2
                          350,500    Meritor Automotive, Inc.                   7,707,445      5,279,406     0.6
                        1,665,400   +Miller Industries, Inc.                   13,186,917      7,702,475     0.9
                          421,900    Walbro Corp.                               7,971,817      3,401,569     0.4
                                                                           --------------   ------------   -----
                                                                               57,294,724     39,268,853     4.6
--------------------------------------------------------------------------------------------------------------------
Consumer Discretionary
--------------------------------------------------------------------------------------------------------------------
                        1,821,600   +APAC Teleservices, Inc.                   14,952,220      9,221,850     1.1
                            1,317   +Adrien Arpel, Inc. (Preferred)                     0         24,259     0.0
                        1,121,700   +Au Bon Pain Company, Inc. (Class A)(c)     7,525,064      6,835,359     0.8
                          988,000   +Boise Cascade Office Products Corp.       15,038,187      9,015,500     1.1
                        1,312,800   +Caribiner International, Inc. (c)         21,646,944     11,158,800     1.3
                        1,953,000    Danka Business Systems PLC (ADR)(a)       31,807,625     12,328,313     1.4
                          453,200    Dover Downs Entertainment, Inc.            5,661,752      5,721,650     0.7
                          326,600   +HA-LO Industries, Inc.                     4,476,002      9,553,050     1.1
                        1,545,000    Heilig-Meyers Company                     21,148,381     11,104,688     1.3
                          295,400   +ITI Technologies, Inc.                     4,273,172      7,089,600     0.8
                          469,500   +Micro Warehouse, Inc.                      5,252,823      7,071,844     0.8
                        1,538,040   +Midway Games, Inc.                        23,296,757     17,975,842     2.1
                          700,500   +Norton McNaughton, Inc. (c)               10,056,577      2,889,562     0.3
                        1,274,800   +Paxson Communications Corporation         13,764,438     11,712,225     1.4
                          527,700   +SITEL Corporation                          4,675,234      1,616,081     0.2
                          506,500   +Sodak Gaming, Inc.                         6,191,644      3,165,625     0.4
                          467,800    Unitog Company                            10,972,168      9,823,800     1.2
                          862,000   +WMS Industries, Inc.                       3,296,167      6,842,125     0.8
                                                                           --------------   ------------   -----
                                                                              204,035,155    143,150,173    16.8
--------------------------------------------------------------------------------------------------------------------
Energy
--------------------------------------------------------------------------------------------------------------------
                          222,200   +Barrett Resources Corp.                    6,950,418      4,485,662     0.5
                          559,900   +Benton Oil & Gas Co.                       8,510,720      3,184,431     0.4
                          385,000    Forcenergy, Inc.                           8,623,882      2,237,813     0.3
                          420,000   +Key Energy Group, Inc.                     6,488,857      3,911,250     0.4
                          457,844   +Louis Dreyfus Natural Gas Corp.            7,397,649      6,638,738     0.8
                        1,704,500   +Newpark Resources, Inc. (c)               17,523,346     11,718,437     1.4
                          308,391   +Plains Resources, Inc. (b)                 1,806,983      5,107,880     0.6
                          140,000   +Plains Resources, Inc.                     1,461,553      2,362,500     0.3
                          175,100   +Stone Energy Corporation                   6,163,019      5,493,763     0.6
                          341,700   +Tom Brown, Inc.                            4,564,569      4,185,825     0.5
                                                                           --------------   ------------   -----
                                                                               69,490,996     49,326,299     5.8
--------------------------------------------------------------------------------------------------------------------
Financial Services
--------------------------------------------------------------------------------------------------------------------
                           85,050    American National Insurance Co.            6,785,507      7,101,675     0.8
                          126,200    Brandywine Realty Trust                    2,216,146      2,413,575     0.3
                           65,410    Camden Property Trust                      1,701,321      1,827,392     0.2
                          336,273    Charter One Financial, Inc.                2,619,886      8,364,791     1.0
                          105,000    FelCor Lodging Trust, Inc.                 2,229,376      2,552,813     0.3
                          260,500    HCC Insurance Holdings, Inc.               4,543,521      5,047,188     0.6
                           62,400    Kimco Realty Corporation                   2,211,144      2,371,200     0.3
                          145,000    Meditrust Corporation                      2,182,917      2,474,062     0.3

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

                           Shares                                                              Value      Percent of
Sector*                     Held                  Stocks                           Cost      (Note 1a)    Net Assets
--------------------------------------------------------------------------------------------------------------------
Financial Services (concluded)
--------------------------------------------------------------------------------------------------------------------
                          106,000    National Data Corporation             $    3,821,062   $  3,272,750     0.4%
                          310,000    PXRE Corp.                                 6,393,111      7,963,125     0.9
                          336,100   +Primark Corporation                        9,367,203     10,251,050     1.2
                                                                           --------------   ------------   -----
                                                                               44,071,194     53,639,621     6.3
--------------------------------------------------------------------------------------------------------------------
Healthcare
--------------------------------------------------------------------------------------------------------------------
                          267,100   +COR Therapeutics, Inc.                     2,579,398      2,070,025     0.2
                          245,000   +DVI, Inc.                                  5,159,211      3,598,438     0.4
                          265,000   +EndoSonics Corp.                           2,464,338      1,258,750     0.1
                          424,000   +Genome Therapeutics Corp.                  3,619,214        901,000     0.1
                          154,400   +Gilead Sciences, Inc.                      3,558,087      3,338,900     0.4
                          865,500   +HCIA, Inc. (c)                            10,101,561      4,868,438     0.6
                          454,600   +Magainin Pharmaceuticals, Inc.             4,779,299      1,477,450     0.2
                          413,300   +Magellan Health Services, Inc.             9,780,009      4,468,806     0.5
                        1,270,300   +MedPartners, Inc.                         12,226,540      4,128,475     0.5
                          538,000   +NABI, Inc.                                 3,708,502      1,176,875     0.1
                          347,400   +NeoRx Corp.                                2,201,611        662,231     0.1
                          152,000   +Neurogen Corporation                       2,017,552      2,508,000     0.3
                          143,300   +Pharmacopeia, Inc.                         2,582,582      1,433,000     0.2
                          424,500   +Ramsay Health Care, Inc.                   2,687,711        451,031     0.1
                          300,850   +Scios, Inc.                                1,387,073      1,711,084     0.2
                          139,500   +Sierra Health Services, Inc.               2,866,479      2,746,406     0.3
                          831,400   +VISX, Inc. (c)                            18,020,579     55,703,800     6.5
                                                                           --------------   ------------   -----
                                                                               89,739,746     92,502,709    10.8
--------------------------------------------------------------------------------------------------------------------
Integrated Oils
--------------------------------------------------------------------------------------------------------------------
                          340,000    Basin Exploration, Inc.                    5,784,209      5,631,250     0.7
--------------------------------------------------------------------------------------------------------------------
Materials & Processing
--------------------------------------------------------------------------------------------------------------------
                          558,100   +ACX Technologies, Inc.                    11,909,137      7,185,537     0.8
                          500,000    Apogee Enterprises, Inc.                   5,946,645      6,125,000     0.7
                          638,277    BHA Group, Inc. (Class A)(c)               7,083,102      7,499,755     0.9
                          350,700    Castle (A.M.) & Company                    6,346,542      5,282,419     0.6
                          494,500   +Citation Corp.                             6,760,249      4,697,750     0.6
                          705,000    Commonwealth Industries, Inc.             12,360,443      5,728,125     0.7
                          218,800   +Dan River, Inc. (Class A)                  3,282,000      2,406,800     0.3
                          228,300   +Giant Cement Holding, Inc.                 2,261,257      4,780,031     0.6
                           97,665    Inland Steel Industries, Inc.              2,838,339      2,124,214     0.3
                          567,300   +Insituform Technologies, Inc. (Class A)    3,934,108      7,516,725     0.9
                          325,000    Intermet Corporation                       5,866,205      4,123,438     0.5
                          264,700   +Novamerican Steel, Inc.                    3,072,685      1,455,850     0.2
                          522,000   +Paxar Corp.                                7,495,480      4,632,750     0.5
                          191,400    Quanex Corp.                               5,375,408      3,792,113     0.4
                          205,600   +Ryerson Tull, Inc. (Class A)               2,751,227      2,711,350     0.3
                          672,800   +Shiloh Industries, Inc.                    9,453,417     12,194,500     1.4
                          253,500   +Wolverine Tube, Inc.                       7,470,047      5,339,344     0.6
                          846,677   +Zemex Corporation (c)                      7,282,851      5,503,400     0.6
                                                                           --------------   ------------   -----
                                                                              111,489,142     93,099,101    10.9
--------------------------------------------------------------------------------------------------------------------
Miscellaneous
--------------------------------------------------------------------------------------------------------------------
                        1,609,700    Mercer International, Inc. (c)            21,053,577     10,563,656     1.2
                        1,200,850   +Metromedia International Group, Inc.      13,686,960      4,653,294     0.6
                                                                           --------------   ------------   -----
                                                                               34,740,537     15,216,950     1.8
--------------------------------------------------------------------------------------------------------------------

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

                           Shares                                                              Value      Percent of
Sector*                     Held                  Stocks                           Cost      (Note 1a)    Net Assets
--------------------------------------------------------------------------------------------------------------------
Producer Durables
--------------------------------------------------------------------------------------------------------------------
                          171,300    AGCO Corp.                            $    4,212,749   $  1,134,862     0.1%
                          250,000   +Allen Telecom, Inc.                        3,924,618      1,671,875     0.2
                          419,600    Applied Industrial Technologies, Inc.      8,937,144      6,844,725     0.8
                          606,200   +B.I., Inc. (c)                             5,500,558      5,152,700     0.6
                          788,900   +Brown & Sharpe Manufacturing Co.
                                     (Class A)(c)                              10,150,092      5,916,750     0.7
                          108,400   +CUNO, Incorporated                         1,490,500      1,815,700     0.2
                          808,800   +Comdial Corp. (c)                          4,965,675      6,672,600     0.8
                          377,000   +DONCASTERS PLC (ADR)(a)                    7,049,736      4,194,125     0.5
                          517,800   +ESCO Electronics Corporation               9,048,312      5,307,450     0.6
                          107,100    Kennametal, Inc.                           4,825,389      2,885,006     0.3
                          210,800   +Nu Horizons Electronics Corp.              1,621,264        974,950     0.1
                          493,600    Oakwood Homes Corp.                       10,707,785      6,478,500     0.8
                          272,100    Ryland Group, Inc.                         3,984,616      6,632,438     0.8
                          259,400   +Scott Technologies, Inc. (Class A)         3,494,955      2,788,550     0.3
                          422,400    Stewart & Stevenson Services, Inc.         9,571,351      4,963,200     0.6
                          518,750   +TALX Corp. (c)                             4,385,624      2,269,531     0.3
                          364,230   +Toll Brothers, Inc.                        8,131,154      8,354,526     1.0
                          149,200   +Triumph Group, Inc.                        3,752,560      4,438,700     0.5
                                                                           --------------   ------------   -----
                                                                              105,754,082     78,496,188     9.2
--------------------------------------------------------------------------------------------------------------------
Technology
--------------------------------------------------------------------------------------------------------------------
                          568,300   +Alpha Industries, Inc. (c)                 4,178,383      6,322,337     0.7
                          497,100   +Anixter International, Inc.                7,849,509      7,736,119     0.9
                          619,700   +Ardent Software, Inc. (c)                  5,932,128      7,746,250     0.9
                          434,600   +Bell Industries, Inc.                      6,923,368      5,188,038     0.6
                          240,500   +Black Box Corporation                      7,042,310      5,832,125     0.7
                          497,387   +Boole & Babbage, Inc.                      2,917,576     11,564,248     1.3
                          408,700   +Brite Voice Systems, Inc.                  4,994,571      4,010,369     0.5
                        1,776,000   +CHS Electronics, Inc.                     26,555,309     19,314,000     2.3
                          833,150   +C.P. Clare Corp. (c)                       7,758,336      5,103,044     0.6
                          142,700   +Cylink Corporation                         1,955,715        642,150     0.1
                          681,100   +DII Group, Inc.                            8,003,637      8,258,338     1.0
                          990,100   +DSP Communications, Inc.                  10,520,503      8,168,325     0.9
                          120,000   +Electronics for Imaging, Inc.              2,139,586      2,535,000     0.3
                          270,700   +Hadco Corporation                          8,639,247      6,564,475     0.8
                          774,240   +Harbinger Corp.                            8,177,608      5,613,240     0.6
                          430,800   +Harmonic Lightwaves, Inc.                  5,915,018      5,277,300     0.6
                          308,400   +IKOS Systems, Inc.                         2,425,936        414,413     0.0
                          170,000   +Information Resources, Inc.                2,467,664      2,231,250     0.3
                          390,920   +Learning Company, Inc. (The)               6,593,432      7,745,102     0.9
                        1,222,800   +Mentor Graphics Corporation               12,490,597      8,483,175     1.0
                          650,000   +Network Equipment Technologies, Inc.       8,691,403      6,500,000     0.8
                          758,150   +Phoenix Technologies, Ltd.                10,073,879      4,264,594     0.5
                          405,100   +Planar Systems, Inc.                       4,615,740      4,506,737     0.5
                          578,700   +Platinum Technology, Inc.                 11,770,856     10,416,600     1.2
                          618,800   +Rational Software Corporation              8,923,567     10,403,575     1.2
                          665,100   +Read-Rite Corporation                      6,368,988      5,196,094     0.6
                          277,000   +Software Spectrum, Inc. (c)                5,550,546      4,189,625     0.5
                          151,717   +Sterling Commerce, Inc.                    3,430,396      5,253,201     0.6
                          357,400   +Storage Technology Corp.                   5,292,519      9,091,362     1.1
                        1,715,200   +Structural Dynamics Research Corp. (c)    29,031,933     19,296,000     2.3
                        1,232,700   +Sybase, Inc.                              17,535,228      7,434,722     0.9

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

SCHEDULE OF INVESTMENTS (concluded)

                           Shares                                                              Value      Percent of
Sector*                     Held                  Stocks                           Cost      (Note 1a)    Net Assets
--------------------------------------------------------------------------------------------------------------------
Technology (concluded)
--------------------------------------------------------------------------------------------------------------------
                          463,200    Texlon Corporation                    $    5,120,147   $  9,437,700     1.1%
                          227,900   +TriQuint Semiconductor, Inc.               4,630,484      3,503,962     0.4
                                                                           --------------   ------------   -----
                                                                              264,516,119    228,243,470    26.7
--------------------------------------------------------------------------------------------------------------------
Utilities
--------------------------------------------------------------------------------------------------------------------
                          569,600   +Applied Digital Access, Inc.               4,238,174      1,637,600     0.2
--------------------------------------------------------------------------------------------------------------------
                                     Total Stocks                             991,154,078    800,212,214    93.8
--------------------------------------------------------------------------------------------------------------------
                            Face
                           Amount                  Issue
--------------------------------------------------------------------------------------------------------------------
Short-Term Securities
--------------------------------------------------------------------------------------------------------------------
Commercial Paper**    $10,000,000    Concord Minuteman Corp., 5.54% due
                                     10/02/1998                                 9,998,461      9,998,461     1.2
                       42,249,000    General Motors Acceptance Corp.,
                                     5.88% due 10/01/1998                      42,249,000     42,249,000     4.9
--------------------------------------------------------------------------------------------------------------------
                                     Total Short-Term Securities               52,247,461     52,247,461     6.1
--------------------------------------------------------------------------------------------------------------------
Total Investments                                                          $1,043,401,539    852,459,675    99.9
                                                                           ==============
Other Assets Less Liabilities                                                                    632,037     0.1
                                                                                            ------------   -----
Net Assets                                                                                  $853,091,712   100.0%
                                                                                            ============   =====
--------------------------------------------------------------------------------------------------------------------

+   Non-income producing security.
* Holdings are classified into the economic sectors found in the Russell 2000 Index.
** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
(a) American Depositary Receipts (ADR).
(b) The security may be sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Investment in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in section 2(a)(3) of the Investment Company Act of 1940) are as follows:

--------------------------------------------------------------------------------------------
                                                      Net Share         Net         Dividend
Sector                  Affiliate                      Activity         Cost         Income
--------------------------------------------------------------------------------------------
Auto &               Forward Air Corporation                 --     $(1,442,629)          ++
  Transportation
Auto &               Landair Corporation                428,500       1,442,629           ++
  Transportation
Consumer             Au Bon Pain Company, Inc.               --              --           ++
  Discretionary        (Class A)
Consumer             Caribiner International, Inc.    1,312,800      21,646,944           ++
  Discretionary
Consumer             Norton McNaughton, Inc.                 --              --           ++
  Discretionary
Energy               Newpark Resources, Inc.          1,704,500      17,523,346           ++
Healthcare           HCIA, Inc.                         269,600       2,779,439           ++
Healthcare           VISX, Inc.                        (233,600)     (6,141,726)          ++
Materials &          BHA Group, Inc. (Class A)           58,025              --      $36,556
  Processing
Materials &          Zemex Corporation                       --              --           ++
  Processing
Miscellaneous        Mercer International, Inc.              --              --           ++
Producer Durables    B.I., Inc.                          20,000         133,749           ++
Producer Durables    Brown & Sharpe                     265,300       3,109,450           ++
                       Manufacturing Co. (Class A)
Producer Durables    Comdial Corp.                           --              --           ++
Producer Durables    TALX Corp.                              --              --           ++
Technology           Alpha Industries, Inc.              59,900         792,924           ++
Technology           Ardent Software, Inc.              (10,000)         11,939           ++
Technology           C.P. Clare Corp.                        --              --           ++
Technology           Software Spectrum, Inc.                 --              --           ++
Technology           Structural Dynamics                536,400       6,235,254           ++
                       Research Corp.
--------------------------------------------------------------------------------------------

++ Non-income producing security.

See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of September 30, 1998

Assets:              Investments, at value (identified cost--$1,043,401,539) (Note 1a) ........                   $  852,459,675
                     Receivables:
                        Securities sold .......................................................     $   4,503,587
                        Capital shares sold ...................................................         1,183,119
                        Dividends .............................................................           121,088      5,807,794
                                                                                                    -------------
                     Prepaid registration fees and other assets (Note 1e) .....................                          127,306
                                                                                                                  --------------
                     Total assets .............................................................                      858,394,775
                                                                                                                  --------------
--------------------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                        Capital shares redeemed ...............................................         3,617,232
                        Investment adviser (Note 2) ...........................................           535,997
                        Distributor (Note 2) ..................................................           423,671
                        Securities purchased ..................................................           106,875      4,683,775
                                                                                                    -------------
                     Accrued expenses and other liabilities ...................................                          619,288
                                                                                                                  --------------
                     Total liabilities ........................................................                        5,303,063
                                                                                                                  --------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets ...............................................................                   $  853,091,712
                                                                                                                  ==============
--------------------------------------------------------------------------------------------------------------------------------
Net Assets           Class A Shares of Common Stock, $0.10 par value, 100,000,000 shares
Consist of:          authorized ...............................................................                   $    1,838,103
                     Class B Shares of Common Stock, $0.10 par value, 100,000,000 shares
                     authorized ...............................................................                        3,026,094
                     Class C Shares of Common Stock, $0.10 par value, 100,000,000 shares
                     authorized ...............................................................                          348,095
                     Class D Shares of Common Stock, $0.10 par value, 100,000,000 shares
                     authorized ...............................................................                          635,809
                     Paid-in capital in excess of par .........................................                    1,013,626,888
                     Accumulated investment loss--net .........................................                       (3,861,280)
                     Undistributed realized capital gains on investments--net .................                       28,419,867
                     Unrealized depreciation on investments--net ..............................                     (190,941,864)
                                                                                                                  --------------
                     Net assets ...............................................................                   $  853,091,712
                                                                                                                  ==============
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:     Class A--Based on net assets of $276,486,033 and 18,381,034 shares
                     outstanding ..............................................................                   $        15.04
                                                                                                                  ==============
                     Class B--Based on net assets of $432,107,194 and 30,260,940 shares
                     outstanding ..............................................................                   $        14.28
                                                                                                                  ==============
                     Class C--Based on net assets of $49,198,354 and 3,480,946 shares
                     outstanding ..............................................................                   $        14.13
                                                                                                                  ==============
                     Class D--Based on net assets of $95,300,131 and 6,358,093 shares
                     outstanding ..............................................................                   $        14.99
                                                                                                                  ==============
--------------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

Statement of Operations for the Six Months Ended September 30, 1998

Investment           Interest and discount earned .............................................                   $    3,682,750
Income               Dividends (net of $26,170 foreign withholding tax) .......................                        1,772,841
(Notes 1c & 1d):                                                                                                   -------------
                     Total income .............................................................                        5,455,591
                                                                                                                   -------------
---------------------------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees (Note 2) ........................................       $ 4,237,221
                     Account maintenance and distribution fees--Class B (Note 2) ..............         2,883,068
                     Transfer agent fees--Class B (Note 2) ....................................           724,028
                     Transfer agent fees--Class A (Note 2) ....................................           414,746
                     Account maintenance and distribution fees--Class C (Note 2) ..............           334,003
                     Account maintenance fees--Class D (Note 2) ...............................           149,161
                     Transfer agent fees--Class D (Note 2) ....................................           135,913
                     Registration fees (Note 1e) ..............................................           104,518
                     Transfer agent fees--Class C (Note 2) ....................................            87,849
                     Printing and shareholder reports .........................................            68,284
                     Custodian fees ...........................................................            58,280
                     Accounting services (Note 2) .............................................            41,744
                     Professional fees ........................................................            38,984
                     Directors' fees and expenses .............................................            29,662
                     Pricing fees .............................................................               463
                     Other ....................................................................             8,947
                                                                                                      -----------
                     Total expenses ...........................................................                        9,316,871
                                                                                                                   -------------
                     Investment loss--net .....................................................                       (3,861,280)
                                                                                                                   -------------
---------------------------------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments--net ........................................                       30,670,022
Unrealized Gain      Change in unrealized appreciation/depreciation on investments--net .......                     (375,185,248)
(Loss) on                                                                                                          -------------
Investements--Net    Net Decrease in Net Assets Resulting from Operations .....................                    $(348,376,506)
(Notes 1b, 1d & 3):                                                                                                =============
---------------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

Statement of Changes in Net Assets

                                                                                            For the Six               For the
                                                                                            Months Ended            Year Ended
Increase (Decrease) in Net Assets:                                                         Sept. 30, 1998         March 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment loss--net ................................................ $   (3,861,280)        $   (6,842,149)
                     Realized gain on investments--net ...................................     30,670,022            123,972,911
                     Change in unrealized appreciation/depreciation on investments--net ..   (375,185,248)           165,606,065
                                                                                           --------------         --------------
                     Net increase (decrease) in net assets resulting from operations .....   (348,376,506)           282,736,827
                                                                                           --------------         --------------
---------------------------------------------------------------------------------------------------------------------------------
Distributions to     Realized gain on investments--net:
Shareholders            Class A ..........................................................    (19,624,603)           (39,789,579)
(Note 1f):              Class B ..........................................................    (31,099,848)           (57,233,633)
                        Class C ..........................................................     (3,623,057)            (5,666,588)
                        Class D ..........................................................     (6,448,638)            (8,409,567)
                                                                                           --------------         --------------
                     Net decrease in net assets resulting from distributions
                     to shareholders .....................................................    (60,796,146)          (111,099,367)
                                                                                           --------------         --------------
---------------------------------------------------------------------------------------------------------------------------------
Capital Share        Net increase in net assets derived from capital share transactions ..     70,360,320            387,703,762
Transactions                                                                               --------------         --------------
(Note 4):
---------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase (decrease) in net assets .............................   (338,812,332)           559,341,222
                     Beginning of period .................................................  1,191,904,044            632,562,822
                                                                                           --------------         --------------
                     End of period ....................................................... $  853,091,712         $1,191,904,044
                                                                                           ==============         ==============
---------------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

Financial Highlights

                                                                                            Class A+
                                                                  --------------------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived         Six Months                        For the
from information provided in the financial statements.              Ended                     Year Ended March 31,
                                                                   Sept. 30,   -------------------------------------------------
Increase (Decrease) in Net Asset Value:                              1998         1998        1997          1996         1995
--------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...     $  22.03     $  17.59     $  17.77     $  15.63     $  15.88
Operating                                                         --------     --------     --------     --------     --------
Performance:         Investment income (loss)--net ..........         (.01)        (.03)         .06          .24          .16
                     Realized and unrealized gain (loss) on
                     investments--net .......................        (5.90)        7.20         3.01         2.72         1.09
                                                                  --------     --------     --------     --------     --------
                     Total from investment operations .......        (5.91)        7.17         3.07         2.96         1.25
                                                                  --------     --------     --------     --------     --------
                     Less dividends and distributions:
                        Investment income--net ..............           --           --         (.06)        (.23)        (.10)
                        Realized gain on investments--net ...        (1.08)       (2.73)       (3.19)        (.59)       (1.40)
                                                                  --------     --------     --------     --------     --------
                     Total dividends and distributions ......        (1.08)       (2.73)       (3.25)        (.82)       (1.50)
                                                                  --------     --------     --------     --------     --------
                     Net asset value, end of period .........     $  15.04     $  22.03     $  17.59     $  17.77     $  15.63
                                                                  ========     ========     ========     ========     ========
---------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....       (28.06%)++    43.18%       17.62%       19.56%        8.85%
Return:**                                                         ========     ========     ========     ========     ========
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...............................         1.04%*       1.02%        1.10%        1.12%        1.15%
Net Assets:                                                       ========     ========     ========     ========     ========
                     Investment income (loss)--net ..........         (.07%)*      (.13%)        .34%        1.43%        1.04%
                                                                  ========     ========     ========     ========     ========
---------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)     $276,486     $396,198     $223,492     $181,297     $106,506
Data:                                                             ========     ========     ========     ========     ========
                     Portfolio turnover .....................        22.51%       67.02%       97.87%       60.37%       59.79%
                                                                  ========     ========     ========     ========     ========
---------------------------------------------------------------------------------------------------------------------------------

                  *  Annualized.
                  ** Total investment returns exclude the effects of sales
                     loads.
                  +  Based on average shares outstanding.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

Financial Highlights (continued)

                                                                                           Class B++
                                                                  --------------------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived         Six Months                        For the
from information provided in the financial statements.              Ended                     Year Ended March 31,
                                                                   Sept. 30,   -------------------------------------------------
Increase (Decrease) in Net Asset Value:                              1998         1998        1997          1996         1995
--------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...     $  21.03     $  16.91    $  17.21      $  15.16     $   15.49
Operating                                                         --------     --------    --------      --------     ---------
Performance:         Investment income (loss)--net ..........         (.10)        (.23)       (.12)          .07            --+
                     Realized and unrealized gain (loss) on
                     investments--net .......................        (5.62)        6.90        2.90          2.64          1.06
                                                                  --------     --------    --------      --------     ---------
                     Total from investment operations .......        (5.72)        6.67        2.78          2.71          1.06
                                                                  --------     --------    --------      --------     ---------
                     Less dividends and distributions:
                        Investment income--net ..............           --           --          --          (.07)           --+
                        Realized gain on investments--net ...        (1.03)       (2.55)      (3.08)         (.59)        (1.39)
                                                                  --------     --------    --------      --------     ---------
                     Total dividends and distributions ......        (1.03)       (2.55)      (3.08)         (.66)        (1.39)
                                                                  --------     --------    --------      --------     ---------
                     Net asset value, end of period .........     $  14.28     $  21.03    $  16.91      $  17.21      $  15.16
                                                                  ========     ========    ========      ========     =========

Total Investment     Based on net asset value per share .....       (28.43%)++    41.72%      16.44%        18.37%         7.70%
Return:**                                                         ========     ========    ========      ========     =========
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...............................         2.06%*       2.05%       2.13%         2.15%         2.20%
Net Assets:                                                       ========     ========    ========      ========     =========
                     Investment income (loss)--net ..........        (1.10%)*     (1.16%)      (.68%)        .44%          .02%
                                                                  ========     ========    ========      ========     =========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)     $432,107     $611,364    $337,716      $310,174      $237,359
Data:                                                             ========     ========    ========      ========     =========
                     Portfolio turnover .....................        22.51%       67.02%      97.87%        60.37%        59.79%
                                                                  ========     ========    ========      ========     =========
--------------------------------------------------------------------------------------------------------------------------------

                  *  Annualized.
                  ** Total investment returns exclude the effects of sales
                     loads.
                  +  Amount is less than $.01 per share.
                  ++ Based on average shares outstanding.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

Financial Highlights (continued)

                                                                                           Class C++
                                                                  --------------------------------------------------------------
                                                                                                                        For the
                                                                   For the                                              Period
The following per share data and ratios have been derived         Six Months                For the                    Oct. 21,
from information provided in the financial statements.              Ended             Year Ended March 31,             1994+ to
                                                                   Sept. 30,   ----------------------------------      March 31,
Increase (Decrease) in Net Asset Value:                              1998         1998        1997          1996         1995
--------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...     $  20.83     $  16.77     $ 17.10       $ 15.10       $ 15.06
Operating                                                         --------     --------     -------       -------       -------
Performance:         Investment income (loss)--net ..........         (.10)        (.23)       (.13)          .06           .01
                     Realized and unrealized gain (loss) on
                     investments--net .......................        (5.56)        6.84        2.89          2.63           .65
                                                                  --------     --------     -------       -------       -------
                     Total from investment operations .......        (5.66)        6.61        2.76          2.69           .66
                                                                  --------     --------     -------       -------       -------
                     Less dividends and distributions:
                        Investment income--net ..............           --           --          --          (.10)         (.06)
                        Realized gain on investments--net ...        (1.04)       (2.55)      (3.09)         (.59)         (.56)
                                                                  --------     --------     -------       -------       -------
                     Total dividends and distributions ......        (1.04)       (2.55)      (3.09)         (.69)         (.62)
                                                                  --------     --------     -------       -------       -------
                     Net asset value, end of period .........     $  14.13     $  20.83     $ 16.77       $ 17.10       $ 15.10
                                                                  ========     ========     =======       =======       =======
--------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....       (28.45%)++    41.74%      16.39%        18.34%         4.82%++
Return:**                                                         ========     ========     =======       =======       =======
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...............................         2.08%*       2.06%       2.14%         2.16%         2.41%*
Net Assets:                                                       ========     ========     =======       =======       =======
                     Investment income (loss)--net ..........        (1.11%)*     (1.17%)      (.70%)        .36%         .14%*
                                                                  ========     ========     =======       =======       =======
--------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)     $ 49,199     $ 70,159     $31,182       $26,920       $11,434
Data:                                                             ========     ========     =======       =======       =======
                     Portfolio turnover .....................        22.51%       67.02%      97.87%        60.37%        59.79%
                                                                  ========     ========     =======       =======       =======
--------------------------------------------------------------------------------------------------------------------------------

                  *  Annualized.
                  ** Total investment returns exclude the effects of sales
                     loads.
                  +  Commencement of operations.
                  ++ Based on average shares outstanding.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                           Class D++
                                                                  --------------------------------------------------------------
                                                                                                                         For the
                                                                   For the                                               Period
The following per share data and ratios have been derived         Six Months                 For the                     Oct. 21,
from information provided in the financial statements.              Ended              Year Ended March 31,             1994+ to
                                                                   Sept. 30,    ----------------------------------      March 31,
Increase (Decrease) in Net Asset Value:                              1998          1998        1997          1996         1995
--------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...     $  21.97     $  17.56     $ 17.74       $ 15.61       $ 15.52
Operating                                                         --------     --------     -------       -------       -------
Performance:         Investment income (loss)--net ..........         (.03)        (.08)        .01           .19           .07
                     Realized and unrealized gain (loss) on
                     investments--net .......................        (5.88)        7.18        3.02          2.73           .66
                                                                  --------     --------     -------       -------       -------
                     Total from investment operations .......        (5.91)        7.10        3.03          2.92           .73
                                                                  --------     --------     -------       -------       -------
                     Less dividends and distributions:
                        Investment income--net ..............           --           --        (.04)         (.20)         (.08)
                        Realized gain on investments--net ...        (1.07)       (2.69)      (3.17)         (.59)         (.56)
                                                                  --------     --------     -------       -------       -------
                     Total dividends and distributions ......        (1.07)       (2.69)      (3.21)         (.79)         (.64)
                                                                  --------     --------     -------       -------       -------
                     Net asset value, end of period .........     $  14.99     $  21.97     $ 17.56       $ 17.74       $ 15.61
                                                                  ========     ========     =======       =======       =======
--------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....       (28.13%)++    42.80%      17.38%        19.26%         5.13%++
Return:**                                                         ========     ========     =======       =======       =======
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...............................         1.29%*       1.27%       1.35%         1.37%         1.61%*
Net Assets:                                                       ========     ========     =======       =======       =======
                     Investment income (loss)--net ..........         (.33%)*      (.39%)      .07%          1.15%        .95%*
                                                                  ========     ========     =======       =======       =======
--------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)     $ 95,300     $114,183     $40,173       $24,795       $11,037
Data:                                                             ========     ========     =======       =======       =======
                     Portfolio turnover .....................        22.51%       67.02%      97.87%        60.37%        59.79%
                                                                  ========     ========     =======       =======       =======
--------------------------------------------------------------------------------------------------------------------------------

                  *  Annualized.
                  ** Total investment returns exclude the effects of sales
                     loads.
                  +  Commencement of operations.
                  ++ Based on average shares outstanding.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Special Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities traded in the NASDAQ National Market System are valued at the last sale price, or lacking any sales, at the closing bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Fund is authorized to write put and covered call options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998
the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters such contracts. Premium or discount is amortized over the life of the contracts.

o Foreign currency options and futures--The Fund may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.75%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account       Distribution
                                                Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class B .......................................      0.25%            0.75%
Class C .......................................      0.25%            0.75%
Class D .......................................      0.25%              --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended September 30, 1998, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                    MLFD           MLPF&S
--------------------------------------------------------------------------------
Class A ........................................   $  549          $ 7,526
Class D ........................................   $6,680          $87,789
--------------------------------------------------------------------------------

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

For the six months ended September 30, 1998, MLPF&S received contingent deferred sales charges of $495,732 and $22,778 relating to transactions in Class B and Class C Shares, respectively.

Furthermore, MLPF&S received contingent deferred sales charges of $33,177 relating to transactions subject to front-end sales charge waivers in Class A Shares.

In addition, MLPF&S received $38,242 in commissions on the execution of portfolio security transactions for the Fund for the six months ended September 30, 1998.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended September 30, 1998 were $300,419,981 and $219,325,170, respectively.

Net realized gains (losses) for the six months ended September 30, 1998 and net unrealized losses as of September 30, 1998 were as follows:

--------------------------------------------------------------------------------
                                                     Realized       Unrealized
                                                  Gains (Losses)      Losses
--------------------------------------------------------------------------------
Long-term investments .........................    $30,670,053    $(190,941,864)
Short-term investments ........................            (31)              --
                                                   -----------    -------------
Total .........................................    $30,670,022   $(190,941,864)
                                                   ===========    =============
--------------------------------------------------------------------------------

As of September 30, 1998, net unrealized depreciation for Federal income tax purposes aggregated $190,941,864, of which $111,100,679 related to appreciated securities and $302,042,543 related to depreciated securities. At September 30, 1998, the aggregate cost of investments for Federal income tax purposes was $1,043,401,539.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $70,360,320 and $387,703,762 for the six months ended September 30, 1998 and for the year ended March 31, 1998, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                    Dollar
Ended September 30, 1998                              Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................   3,336,465     $ 67,609,577
Shares issued to shareholders
in reinvestment of
distributions ....................................     931,185       18,707,508
                                                     ---------     ------------
Total issued .....................................   4,267,650       86,317,085
Shares redeemed ..................................  (3,869,977)     (75,400,086)
                                                     ---------     ------------
Net increase .....................................     397,673     $ 10,916,999
                                                     =========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                          Dollar
Ended March 31, 1998                                  Shares         Amount
--------------------------------------------------------------------------------
Shares sold .....................................   12,330,033     $257,288,064
Shares issued to shareholders
in reinvestment of
distributions ...................................    1,893,034       37,311,964
                                                    ----------     ------------
Total issued ....................................   14,223,067      294,600,028
Shares redeemed .................................   (8,945,193)    (182,429,269)
                                                    ----------     ------------
Net increase ....................................    5,277,874     $112,170,759
                                                    ==========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                    Dollar
Ended September 30, 1998                              Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................   6,184,116     $120,015,944
Shares issued to shareholders
in reinvestment of
distributions ....................................   1,492,116       28,529,266
                                                     ---------     ------------
Total issued .....................................   7,676,232      148,545,210
Automatic conversion
of shares ........................................    (482,035)      (8,961,393)
                                                     ---------     ------------
Net increase .....................................   1,187,661     $ 30,141,405
                                                     =========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                          Dollar
Ended March 31, 1998                                  Shares         Amount
--------------------------------------------------------------------------------
Shares sold .....................................   14,692,305     $296,696,571
Shares issued to shareholders
in reinvestment of
distributions ...................................    2,741,379       51,728,861
                                                    ----------     ------------
Total issued ....................................   17,433,684      348,425,432
Automatic conversion
of shares .......................................     (436,386)      (8,419,272)
Shares redeemed .................................   (7,898,958)    (154,918,900)
                                                    ----------     ------------
Net increase ....................................    9,098,340     $185,087,260
                                                    ==========     ============
--------------------------------------------------------------------------------

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                    Dollar
Ended September 30, 1998                              Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................     927,520     $ 18,083,093
Shares issued to shareholders
in reinvestment of
distributions ....................................     177,023        3,349,285
                                                     ---------     ------------
Total issued .....................................   1,104,543       21,432,378
Shares redeemed ..................................    (992,163)     (17,936,747)
                                                     ---------     ------------
Net increase .....................................     112,380      $ 3,495,631
                                                     =========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                          Dollar
Ended March 31, 1998                                  Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................   3,631,060     $ 72,740,230
Shares issued to shareholders
in reinvestment of
distributions ....................................     279,505        5,227,949
                                                     ---------     ------------
Total issued .....................................   3,910,565       77,968,179
Shares redeemed ..................................  (2,401,343)     (47,574,675)
                                                     ---------     ------------
Net increase .....................................   1,509,222     $ 30,393,504
                                                     =========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                    Dollar
Ended September 30, 1998                              Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................   1,660,461     $ 34,409,349
Automatic conversion
of shares ........................................     460,168        8,961,393
Shares issued to shareholders
in reinvestment of
distributions ....................................     302,895        6,066,990
                                                     ---------     ------------
Total issued .....................................   2,423,524       49,437,732
Shares redeemed ..................................  (1,261,778)     (23,631,447)
                                                     ---------     ------------
Net increase .....................................   1,161,746     $ 25,806,285
                                                     =========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                          Dollar
Ended March 31, 1998                                  Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................   6,877,672     $144,426,705
Automatic conversion
of shares ........................................     418,523        8,419,272
Shares issued to shareholders
in reinvestment of
distributions ....................................     388,550        7,643,351
                                                     ---------     ------------
Total issued .....................................   7,684,745      160,489,328
Shares redeemed ..................................  (4,776,420)    (100,437,089)
                                                     ---------     ------------
Net increase .....................................   2,908,325     $ 60,052,239
                                                     =========     ============
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Daniel V. Szemis, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Merrill Lynch Special Value Fund, Inc.                        September 30, 1998

PORTFOLIO INFORMATION (unaudited)

As of September 30, 1998

                                                                      Percent of
Top Ten Equity Holdings                                               Net Assets

VISX, Inc. ..........................................................     6.5%
CHS Electronics, Inc. ...............................................     2.3
Structural Dynamics Research Corp. ..................................     2.3
Midway Games, Inc. ..................................................     2.1
Danka Business Systems PLC (ADR) ....................................     1.4
Shiloh Industries, Inc. .............................................     1.4
Newpark Resources, Inc. .............................................     1.4
Paxson Communications Corporation ...................................     1.4
Boole & Babbage, Inc. ...............................................     1.3
Caribiner International, Inc. .......................................     1.3

Sectors Represented                                                   Percent of
in the Portfolio                                                      Net Assets

Technology ..........................................................    26.7%
Consumer Discretionary ..............................................    16.8
Materials & Processing ..............................................    10.9
Healthcare ..........................................................    10.8
Producer Durables ...................................................     9.2
Financial Services ..................................................     6.3
Energy ..............................................................     5.8
Auto & Transportation ...............................................     4.6
Miscellaneous .......................................................     1.8
Integrated Oils .....................................................     0.7
Utilities ...........................................................     0.2

 Equity Portfolio Changes for the Quarter
 Ended September 30, 1998

 Additions

*Adrien Arpel, Inc.
 Adrien Arpel, Inc. (Preferred)
 Brandywine Realty Trust
 Camden Property Trust
 Electronics for Imaging, Inc.
 FelCor Lodging Trust, Inc.
 Gentex Corporation
 Gilead Sciences, Inc.
 Kimco Realty Corporation
 Landair Corporation
 Meditrust Corporation
*Phycor Inc.

 Deletions

 AXYS Pharmaceuticals, Inc.
*Adrien Arpel, Inc.
 Alfin, Inc.
 Alfin, Inc. (Preferred)
 BISYS Group, Inc. (The)
 Biomatrix, Inc.
 Broderbund Software, Inc.
 General Cable Corp.
 Global DirectMail Corp.
 Kent Electronics Corp.
 Pharmaceutical Product Development, Inc.
*Phycor Inc.

*Added and deleted in the same quarter.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Special Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #10253--9/98

[RECYCLE LOGO] Printed on post-consumer recycled paper